Subsequent events	12 Months Ended
Jun. 30, 2025
Subsequent events
Subsequent events

34. Subsequent events

•         Related party transactions

Subsequent to June 30, 2025, Lavoro entered into a new transaction related to the acquisition of agricultural inputs from related parties controlled by funds managed by Patria Investments Ltd, in the amount of R$165 million.

•         Waiver of the right to declare early maturity – Agribusiness Receivables Certificate (CRA)

On July 30, 2025, a meeting of the holders of the Agribusiness Receivables Certificate (“CRA”) was held, during which the waiver of the right to declare acceleration of the Commercial Notes (“waiver”) — and consequently of the CRA itself — was approved, due to the non-compliance with certain financial covenants, as described in Note 20 to our audited consolidated financial statements.

As consideration for the waiver, the Group undertook to deposit, into an escrow account held by the securitization company, an amount equivalent to four subsequent monthly installments, as established in the issuance deed. This amount shall be used monthly to settle upcoming obligations and, until the final maturity date or any potential early settlement, a balance equivalent to one monthly installment must be maintained in the aforementioned account.

Additionally, beginning in October 2025 and every six months thereafter, Lavoro is required to make an additional deposit equivalent to six monthly remuneration installments, intended for the settlement of future obligations.

As a result of the waiver granted, the outstanding balance of this debt was reclassified to non-current liabilities as from July 2025.

•         Court Ratification of Out-of-Court Restructuring Plan

On September 9, 2025, Lavoro Agro Holding S.A. has obtained the statutory majority support of supplier creditors, reaching the creditor approval threshold required under Brazilian law to approve its out-of-court restructuring agreement ("EJ Plan”).

On November 25, 2025, the EJ Plan was ratified by the court. Court ratification grants binding effect to the EJ Plan’s terms with respect to all eligible supplier creditors, including those that did not adhere voluntarily, and represents the culmination of the restructuring process. The EJ Plan will result in the novation of affected obligations, the termination of any related judicial proceedings, the release of collateral and guarantees, and the regularization of Lavoro Brazil’s credit profile before Brazilian credit protection agencies. The Group believes that the EJ Plan provides a sustainable framework for the recovery of Lavoro Brazil’s commercial operations and financial position by improving cash flow visibility and operational planning, while preserving key supplier relationships and ensuring stable product availability.

•         Tax assessment notices

After June 30, 2025, the Group was notified of new tax assessment notices totaling approximately R$97 million, classified as possible loss, as well as new labor claims totaling approximately R$ 10 million, also classified as possible loss.

•         New financing transactions

Subsequent to June 30, 2025, certain subsidiaries entered into a number of financing agreements totaling an aggregate principal amount of R$376 million. These financings were entered into at interest rates ranging from the CDI rate plus 2.60% to 7.50% and fixed interest rates ranging from 8.90% to 115.08%, with maturities ranging from August 2025 to May 2030.

•         Corporate reorganization and disposal of equity interest

After June 30, 2025, Lavoro completed a corporate reorganization whereby Crop Care transferred, its equity interests in its specialty products subsidiaries — Union Agro S.A., Agrobiológica Sustentabilidade S.A., Agrobiológica Soluções Naturais Ltda. and Cromo Indústria Química Ltda. — to a newly incorporated entity, Triagro Participações S.A. (“Triagro”) Following the reorganization, Crop Care retained a single subsidiary, Perterra.

On December 15, 2025, Lavoro Uruguay S.A., an indirect wholly-owned subsidiary of Lavoro, sold a 53.3% equity interest in Triagro Participações S.A. Under the terms of transaction, a majority stake in Triagro Participações S.A. has been acquired by certain funds managed by Patria Investments Limited, therefore a related party. The transaction was structured as an all-cash sale for approximately R$400 million, payable at closing. Lavoro has retained the remaining minority equity interest in the Triagro Participações S.A.

Following the separation from Lavoro’s business and sale of the majority stake, the Group intends for the commercial relationship between Lavoro and Crop Care to remain substantially unchanged

•         Closure of North CGU Operations

Subsequent to June 30, 2025, The Group approved the closure of retail operations comprising the North CGU, in our Brazil Ag Retail segment. The closure is in line with the going concern strategies described in Note 1. As of the date of this financial statements, the closure process was already in progress.

•         Change in Executive Leadership

On November 30, 2025, Ruy Cunha stepped down as our Chief Executive Officer, having served in the role since February 2022. The Board of Directors appointed Marcelo Pessanha to succeed Mr. Cunha as Chief Executive Officer, effective December 1, 2025.